Segment information (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplier A
Supplier accounting for more than 5% of Group's purchases	30%	53%	55%
Supplier B
Supplier accounting for more than 5% of Group's purchases	12%	0%	0%
Supplier C
Supplier accounting for more than 5% of Group's purchases	10%	7%	8%
Supplier D
Supplier accounting for more than 5% of Group's purchases	9%	6%	7%
Supplier E
Supplier accounting for more than 5% of Group's purchases	6%	6%	7%
Supplier F
Supplier accounting for more than 5% of Group's purchases	5%	0%	0%